Selected Statements of Income Data - Schedule of Computation of B asic and Diluted Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income attributable to Magic shareholders (in Dollars)	$ 36,883	$ 37,031	$ 40,470
Denominator:
Basic earnings per share - weighted average shares outstanding	49,099,305	49,095,760	49,089,044
Effect of dilutive securities		2,660	42,267
Diluted earnings per share – adjusted weighted average shares outstanding	49,099,305	49,098,420	49,131,311
Basic and diluted net earnings per share (in Dollars per share)	$ 0.75	$ 0.75	$ 0.82